Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--12-31
Entity File Number	000-53543
Entity Registrant Name	Ballard Power Systems Inc.
Entity Central Index Key	0001453015
Entity Address, Address Line One	9000 Glenlyon Parkway
Entity Address, City or Town	Burnaby
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V5J 5J8